UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811- 4079

John Hancock Equity Trust
(Exact name of registrant as specified in charter)

601 Congress Street, Boston, Massachusetts 02210
(Address of principal executive offices) (Zip code)

Alfred P. Ouellette, Senior Counsel & Assistant Secretary

601 Congress Street

Boston, Massachusetts 02210
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-663-4324

Date of fiscal year end:	October 31

Date of reporting period:	January 31, 2009

ITEM 1. SCHEDULE OF INVESTMENTS

John Hancock
MUTUAL FUNDS

John Hancock Small Cap Fund

QUARTERLY PORTFOLIO HOLDINGS

1.31.2009

John Hancock Small Cap Fund
Securities owned by the Fund on
January 31, 2009 (Unaudited)

Issuer	Shares	Value

Common stocks 96.54%		$41,770,202
(Cost $53,368,184)

Airlines 1.04%		450,576
Allegiant Travel Co. (I)	12,600	450,576

Apparel Retail 0.88%		380,247
Citi Trends Inc. (I)	39,900	380,247

Apparel, Accessories & Luxury Goods 1.63%		703,450
G-III Apparel Group, Ltd. (I)	127,900	703,450

Application Software 5.99%		2,591,849
Blackboard, Inc. (I)	44,300	1,125,663
Deltek, Inc. (I)	122,321	402,436
Synchronoss Technologies, Inc. (I)	125,000	1,063,750

Asset Management & Custody Banks 1.72%		745,379
Riskmetrics Group, Inc. (I)	57,961	745,379

Auto Parts & Equipment 1.40%		606,448
Fuel Systems Solutions, Inc. (I)	23,200	606,448

Casinos & Gaming 2.47%		1,068,051
Bally Technologies, Inc. (I)	52,900	1,068,051

Communications Equipment 4.50%		1,946,241
F5 Networks, Inc. (I)	29,700	658,449
Neutral Tandem, Inc. (I)	81,300	1,287,792

Computer Hardware 3.18%		1,377,078
3PAR, Inc. (I)	162,200	1,377,078

Data Processing & Outsourced Services 2.79%		1,208,509
Cybersource Corp. (I)	101,300	1,208,509

Distributors 2.20%		949,410
LKQ Corp. (I)	82,200	949,410

Electronic Manufacturing Services 1.71%		741,229
IPG Photonics Corp. (I)	77,131	741,229

Environmental & Facilities Services 1.48%		641,875
Team, Inc. (I)	32,500	641,875

Food Distributors 3.30%		1,428,126
United Natural Foods, Inc. (I)	91,900	1,428,126

Footwear 1.93%		834,443
Iconix Brand Group, Inc. (I)	100,900	834,443

Health Care Equipment 8.38%		3,627,479
Abaxis, Inc. (I)	65,100	1,029,882
Cryolife, Inc. (I)	84,730	698,175
Symmetry Medical, Inc. (I)	184,500	1,263,825
Zoll Medical Corp. (I)	39,700	635,597

Health Care Services 11.45%		4,955,524
Air Methods Corp. (I)	95,900	1,870,050

John Hancock Small Cap Fund
Securities owned by the Fund on
January 31, 2009 (Unaudited)

Issuer	Shares	Value

Health Care Services (continued)
Cardionet, Inc. (I)	46,800	1,061,424
HMS Holdings Corp. (I)	33,967	1,051,279
IPC The Hospitalist Co., Inc. (I)	50,824	972,771

Health Care Supplies 5.02%		2,170,489
Inverness Medical Innovations, Inc. (I)	88,700	2,170,489

Health Care Technology 4.65%		2,010,256
Allscripts-Misys Healthcare Solutions, Inc.	119,300	1,004,506
Phase Forward, Inc. (I)	74,500	1,005,750

Industrial Machinery 1.08%		467,838
Chart Industries, Inc. (I)	55,300	467,838

Internet Software & Services 2.88%		1,246,893
Interwoven, Inc.	78,600	1,239,522
TheStreet.com, Inc.	2,700	7,371

Investment Banking & Brokerage 1.97%		851,165
SWS Group, Inc.	58,100	851,165

Oil & Gas Exploration & Production 3.19%		1,381,420
Goodrich Petroleum Corp. (I)	47,800	1,381,420

Property & Casualty Insurance 7.61%		3,291,950
Amtrust Fiinancial Services, Inc.	134,100	1,100,961
First Mercury Financial Corp. (I)	102,600	1,133,730
National Interstate Corp.	66,578	1,057,259

Regional Banks 5.40%		2,334,786
Pinnacle Financial Partners, Inc. (I)	40,800	964,104
Signature Bank (I)	32,900	845,201
SVB Financial Group (I)	25,300	525,481

Semiconductors 1.41%		608,505
Techwell, Inc. (I)	107,700	608,505

Specialty Chemicals 1.28%		555,246
Nalco Holding Co.	56,600	555,246

Specialty Stores 2.19%		947,251
Tractor Supply Co. (I)	28,100	947,251

Systems Software 3.81%		1,648,489
Double-Take Software Inc. (I)	144,000	1,090,080
Radiant Systems, Inc. (I)	161,390	558,409

Investment Companies 1.50%		$649,408
(Cost $657,264)
Ishares Russell 2000 Index Fund	14,600	649,408

Total investments (Cost $54,025,448)† 98.04%		$42,419,610

Other assets and liabilities, net 1.96%		$846,983

Total net assets 100.00%		$43,266,593

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the Fund.

John Hancock Small Cap Fund
Securities owned by the Fund on
January 31, 2009 (Unaudited)

(I) Non-income producing security.

† At January 31, 2009, the aggregate cost of investment securities for federal income tax purposes was $54,025,448. Net unrealized depreciation aggregated $11,605,838, of which $1,472,806 related to appreciated investment securities and $13,078,644 related to depreciated investment securities.

John Hancock Small Cap Fund
Securities owned by the Fund on
January 31, 2009 (Unaudited)

Security valuation
Investments are stated at value as of the close of the regular trading on New York Stock Exchange (NYSE), normally at 4:00 p.m., Eastern Time. Equity securities held by the Fund are valued at the last sale price or official closing price (closing bid price or last evaluated price if no sale has occurred) as of the close of business on the principal securities exchange (domestic or foreign) on which they trade. Debt obligations are valued based on the evaluated prices provided by an independent pricing service, which utilizes both dealer-supplied and electronic data processing techniques, which take into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rates supplied by an independent pricing service. Securities traded only in the over-the-counter market are valued at the last bid price quoted by brokers making markets in the securities at the close of trading. Equity and debt obligations, for which there are no prices available from an independent pricing service, are value based on broker quotes or fair valued as described below. Short-term debt investments that have a remaining maturity of 60 days or less are valued at amortized cost, and thereafter assume a constant amortization to maturity of any discount or premium, which approximates market value.

Other portfolio securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith by the Trust’s Pricing Committee in accordance with procedures adopted by the Board of Trustees. Generally, trading in non-U.S. securities is substantially completed each day at various times prior to the close of trading on the NYSE. The values of such securities used in computing the net asset value of the Fund’s shares are generally determined as of such times. Occasionally, significant events that affect the values of such securities may occur between the times at which such values are generally determined and the close of the NYSE. Upon such an occurrence, these securities will be valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. Debt securities whose prices cannot be provided by an independent pricing service are valued at prices provided by broker-dealers.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity.

The Fund is subject to the provisions of Statement of Financial Accounting Standards No. 157 (FAS 157). FAS 157 established a three-tier hierarchy to prioritize the assumptions, referred to as inputs, used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below:

Level 1 – Quoted prices in active markets for identical securities.

Level 2 – Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants would use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3 – Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable, such as when there is little or no market activity for an investment, unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors that market participants would use in pricing an investment and would be based on the best information available.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s net assets as of January 31, 2009:

John Hancock Small Cap Fund
Securities owned by the Fund on
January 31, 2009 (Unaudited)

	Investments in	Other Financial
Valuation Inputs	Securities	Instruments*

Level 1 – Quoted Prices	$42,419,610	-
Level 2 – Other Significant Observable Inputs	-	-
Level 3 – Significant Unobservable Inputs	-	-
Total	$42,419,610	-

* Other financial instruments are derivative instruments not reflected in the Fund of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

Risks and uncertainties

Concentration Risk
The Funds may concentrate investments in a particular industry, sector of the economy or invest in a limited number of companies. Accordingly, the concentration may make the Fund’s value more volatile and investment values may rise and fall more rapidly. In addition, a fund with a concentration is particularly susceptible to the impact of market, economic, regulatory and other factors affecting the specific concentration.

Small and medium-size company risk
Stocks of small and medium-size companies tend to be more volatile than those of large companies, and may underperform stocks of large companies. Small and medium-cap companies may have limited product lines or markets, less access to financial resources or less operating experience, or may depend on a few key employees. Given this, small and medium-cap companies’ stocks may be thinly traded, leading to additional liquidity risk due to the inabilities to trade in large volume.

For more information

Trustees
Patti McGill Peterson, *Chairperson*
James R. Boyle†
James F. Carlin
William H. Cunningham*
Deborah C. Jackson*
Charles L. Ladner
Stanley Martin*
Dr. John A. Moore
Steven R. Pruchansky
†Non-Independent Trustee
*Member of the Audit Committee

Officers
Keith F. Hartstein
President and Chief Executive Officer

Thomas M. Kinzler
Secretary and Chief Legal Officer

Francis V. Knox, Jr.
Chief Compliance Officer

Charles A. Rizzo
Chief Financial Officer

Gordon M. Shone
Treasurer

John G. Vrysen
Chief Operating Officer

Investment adviser
John Hancock Advisers, LLC
601 Congress Street
Boston, MA 02210-2805

Subadviser
Independence Investments LLC
160 Federal Street
Boston, MA 02110

Principal distributor
John Hancock Funds, LLC
601 Congress Street
Boston, MA 02210-2805

Custodian
State Street Bank and Trust Company
Lafayette Corporate Center
Two Avenue de Lafayette
Boston, MA 02111

Transfer agent
John Hancock Signature Services, Inc.
P.O. Box 9510
Portsmouth, NH 03802-9510

Legal counsel
K&L Gates LLP
One Lincoln Street
Boston, MA 02111-2950

How to contact us

Internet	www.jhfunds.com	
Mail	**Regular mail:** John Hancock Signature Services, Inc. P.O. Box 9510 Portsmouth, NH 03802-9510	**Express mail:** John Hancock Signature Services, Inc. Mutual Fund Image Operations 164 Corporate Drive Portsmouth, NH 03801
Phone	Customer service representatives	**1-800-225-5291**
	EASI-Line	**1-800-338-8080**
	TDD line	**1-800-554-6713**

This report is for the information of the shareholders of John Hancock Small Cap Fund.

820Q1 1/09
3/09

ITEM 2. CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-Q, the registrant's principal executive officer and principal accounting officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Separate certifications for the registrant's principal executive officer and principal accounting officer, as required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

John Hancock Equity Trust

By: /s/ Keith F. Hartstein
-------------------------------------
Keith F. Hartstein
President and Chief Executive Officer

Date: March 20, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Keith F. Hartstein
-------------------------------------
Keith F. Hartstein
President and Chief Executive Officer

Date: March 20, 2009

By: /s/ Charles A. Rizzo
-------------------------------------
Charles A. Rizzo
Chief Financial Officer

Date: March 20, 2009